CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - shares	Dec. 07, 2021	Dec. 06, 2021	Dec. 31, 2021
Common stock issued (in shares)		105,000,000	135,566,227
BigBear Holdings
Common units converted (in shares)	100	100